Significant Accounting Policies - Additional Information (Detail) $ in Billions								3 Months Ended
	Jan. 28, 2019 BRL (R$) shares	Jan. 25, 2019 BRL (R$) shares	Jan. 21, 2019 BRL (R$) shares	Jan. 11, 2019 BRL (R$) shares	Jan. 04, 2019 shares	Jul. 28, 2018 shares	Jul. 20, 2018 shares	Dec. 31, 2018 BRL (R$) shares	Jan. 01, 2019 USD ($)	Jan. 01, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Significant Accounting Policies [Line Items]
Number of common stock issued | shares						1,514,299,603	1,514,299,603	115,913,355
Unrecognized tax benefits								R$ 0			R$ 0
Interest and penalties								0			0
Deferred revenue								1,916,570,000			1,772,828,000
Prepaid expenses								R$ 743,953,000		R$ 793,000,000	R$ 307,162,000
Subsequent Event
Significant Accounting Policies [Line Items]
Number of common stock issued | shares	3,225,806,451	3,225,806,451	91,322,933	1,530,457,356	275,985
Aggreagate subscription amount	R$ 4,000,000,000.00	R$ 4,000,000,000.00	R$ 113,000,000	R$ 1,897,767,121.44
Adoption of ASC 606
Significant Accounting Policies [Line Items]
Deferred revenue										R$ 138,000,000
Adoption of ASC 842 | Subsequent Event | Minimum
Significant Accounting Policies [Line Items]
New accounting standard effect on net assets | $									$ 6.9
Adoption of ASC 842 | Subsequent Event | Maximum
Significant Accounting Policies [Line Items]
New accounting standard effect on net assets | $									$ 8.7